Share capital and share based payments - Disclosure of Closing Balance of Share-Based Payment Arrangements (Details)																	12 Months Ended
	Dec. 16, 2022 EUR (€) shares € / shares	Dec. 12, 2022 EUR (€) shares € / shares	Oct. 03, 2022 EUR (€) shares € / shares	Oct. 01, 2021 EUR (€) shares € / shares	Jul. 22, 2021 EUR (€) shares € / shares	Aug. 05, 2020 EUR (€) shares € / shares	Jul. 13, 2020 EUR (€) shares € / shares	Apr. 29, 2019 EUR (€) shares € / shares	Nov. 20, 2018 EUR (€) shares € / shares	Apr. 03, 2018 EUR (€) shares € / shares	Sep. 20, 2017 EUR (€) shares € / shares	Oct. 21, 2016 EUR (€) shares € / shares	Jul. 01, 2015 EUR (€) shares € / shares	Apr. 27, 2015 EUR (€) shares € / shares	Jul. 16, 2014 EUR (€) shares € / shares	Jul. 17, 2013 EUR (€) shares € / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
AGA
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																	4,677,173	3,678,354	2,752,198	1,607,345
Number of free shares granted (in shares)																	2,188,521	1,802,348	1,556,511
AGAP Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																	1,200	1,200	1,450
Closing Balance, Exercisable																	156,000	156,000	188,500
Vesting Period Other Equity Instruments Granted												1 year
Number of free shares granted (in shares)												2,000					2,000	2,000	2,000
Share entitlement per free share (in shares)												130
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares												€ 10.87
Expected Volatility Other Equity Instruments Granted												40.00%
Expected Dividend Other Equity Instruments Granted | €												€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares												€ 911
AGAP Employees 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																	2,068	2,068	2,185
Closing Balance, Exercisable																	268,840	268,840	284,050
Vesting Period Other Equity Instruments Granted												1 year
Number of free shares granted (in shares)												2,486					2,486	2,486	2,486
Share entitlement per free share (in shares)												130
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares												€ 10.87
Expected Volatility Other Equity Instruments Granted												40.00%
Expected Dividend Other Equity Instruments Granted | €												€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares												€ 911
AGAP 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																		3,000	3,000
AGAP Management 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																		0	1,600
Vesting Period Other Equity Instruments Granted										1 year
Number of free shares granted (in shares)										2,400
Share entitlement per free share (in shares)										100
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares										€ 5.52
Expected Volatility Other Equity Instruments Granted										55.00%
Expected Dividend Other Equity Instruments Granted | €										€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares										€ 90
AGA Perf Employees 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																		0	242,500
Vesting Period Other Equity Instruments Granted									3 years
Number of free shares granted (in shares)									327,500
Share entitlement per free share (in shares)									1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares									€ 8.00
Expected Volatility Other Equity Instruments Granted									45.00%
Expected Dividend Other Equity Instruments Granted | €									€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares									€ 3.81
AGA Perf Management 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																		0	200,000
Vesting Period Other Equity Instruments Granted									3 years
Number of free shares granted (in shares)									260,000
Share entitlement per free share (in shares)									1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares									€ 8.00
Expected Volatility Other Equity Instruments Granted									45.00%
Expected Dividend Other Equity Instruments Granted | €									€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares									€ 3.81
AGA New Members 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																	0	25,000	25,000
Closing Balance, Exercisable																	0	25,000	25,000
Vesting Period Other Equity Instruments Granted								3 years
Number of free shares granted (in shares)								25,000									25,000	25,000	25,000
Share entitlement per free share (in shares)								1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares								€ 5.74
Expected Volatility Other Equity Instruments Granted								0.00%
Expected Dividend Other Equity Instruments Granted | €								€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares								€ 5.74
AGA Perf Employees 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																		356,800	460,600
AGA Perf Management 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																		325,000	325,000
AGA Bonus 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																	0	13,614	79,861
Closing Balance, Exercisable																	0	13,614	79,861
Vesting Period Other Equity Instruments Granted							1 year
Number of free shares granted (in shares)							79,861										79,861	79,861	79,861
Share entitlement per free share (in shares)							1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares							€ 6.40
Expected Volatility Other Equity Instruments Granted							0.00%
Expected Dividend Other Equity Instruments Granted | €							€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares							€ 6.40
AGA Perf Employees 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																	480,344	516,824	696,110
Closing Balance, Exercisable																	480,344	516,824	696,110
Vesting Period Other Equity Instruments Granted						3 years 6 months
Number of free shares granted (in shares)						769,202											766,650	766,650	766,650
Share entitlement per free share (in shares)						1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares						€ 2.94
Expected Volatility Other Equity Instruments Granted						45.00%
Expected Dividend Other Equity Instruments Granted | €						€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares						€ 2.94
AGA Perf Management 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																	650,000	680,000	710,000
Closing Balance, Exercisable																	650,000	680,000	710,000
Vesting Period Other Equity Instruments Granted						3 years 6 months
Number of free shares granted (in shares)						710,000											710,000	710,000	710,000
Share entitlement per free share (in shares)						1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares						€ 2.94
Expected Volatility Other Equity Instruments Granted						45.00%
Expected Dividend Other Equity Instruments Granted | €						€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares						€ 2.94
AGA Bonus 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																	0	125,748	0
Closing Balance, Exercisable																	0	125,748
Vesting Period Other Equity Instruments Granted					1 year
Number of free shares granted (in shares)					125,748												125,748	125,748
Share entitlement per free share (in shares)					1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares					€ 3.43
Expected Volatility Other Equity Instruments Granted					0.00%
Expected Dividend Other Equity Instruments Granted | €					€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares					€ 3.43
AGA Perf Employees 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																	971,000	1,049,100	0
Closing Balance, Exercisable																	971,000	1,049,100
Vesting Period Other Equity Instruments Granted				3 years 6 months
Number of free shares granted (in shares)				1,066,600													1,066,600	1,066,600
Share entitlement per free share (in shares)				1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares				€ 1.76
Expected Volatility Other Equity Instruments Granted				50.00%
Expected Dividend Other Equity Instruments Granted | €				€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares				€ 1.76
AGA Perf Management 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																	520,000	580,000	0
Closing Balance, Exercisable																	520,000	580,000
Vesting Period Other Equity Instruments Granted				3 years 6 months
Number of free shares granted (in shares)				610,000													610,000	610,000
Share entitlement per free share (in shares)				1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares				€ 1.76
Expected Volatility Other Equity Instruments Granted				50.00%
Expected Dividend Other Equity Instruments Granted | €				€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares				€ 1.76
AGA Bonus 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																	128,061	0	0
Closing Balance, Exercisable																	128,061
Vesting Period Other Equity Instruments Granted			1 year
Number of free shares granted (in shares)			128,061														128,061
Share entitlement per free share (in shares)			1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares			€ 3.89
Expected Volatility Other Equity Instruments Granted			0.00%
Expected Dividend Other Equity Instruments Granted | €			€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares			€ 3.89
AGA Perf Employees 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																	1,371,500	0	0
Closing Balance, Exercisable																	1,371,500
Vesting Period Other Equity Instruments Granted		3 years 1 month 6 days
Number of free shares granted (in shares)		1,371,500															1,371,500
Share entitlement per free share (in shares)		1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares		€ 1.39
Expected Volatility Other Equity Instruments Granted		50.00%
Expected Dividend Other Equity Instruments Granted | €		€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares		€ 1.39
AGA Perf Management 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																	550,000	0	0
Closing Balance, Exercisable																	550,000
Vesting Period Other Equity Instruments Granted		3 years 1 month 6 days
Number of free shares granted (in shares)		550,000															550,000
Share entitlement per free share (in shares)		1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares		€ 1.39
Expected Volatility Other Equity Instruments Granted		50.00%
Expected Dividend Other Equity Instruments Granted | €		€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares		€ 1.39
BSA
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																	250,820	242,560	284,500	309,500
Closing Balance, Exercisable																	250,820	242,560	284,500
Number of free shares granted (in shares)																	40,000	0	0
BSA 2011-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																	0	0	41,940
Closing Balance, Exercisable																	0	0	41,940
Number of free shares granted (in shares)																	225,000	225,000	225,000
BSA 2013
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																	46,360	46,360	46,360
Closing Balance, Exercisable																	46,360	46,360	46,360
Vesting Period Other Equity Instruments Granted																2 years
Number of free shares granted (in shares)																237,500	237,500	237,500	237,500
Share entitlement per free share (in shares)																1
Exercise Price Other Equity Instruments Granted | € / shares																€ 2.36
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares																€ 2.45
Expected Volatility Other Equity Instruments Granted																31.83%
Average Life Other Equity Instruments Granted																5 years 6 months
Risk Free Interest Rate Other Equity Instruments Granted																2.42%
Expected Dividend Other Equity Instruments Granted | €																€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares																€ 0.87
BSA 2014
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																	75,000	75,000	75,000
Closing Balance, Exercisable																	75,000	75,000	75,000
Vesting Period Other Equity Instruments Granted															2 years
Number of free shares granted (in shares)															150,000		150,000	150,000	150,000
Share entitlement per free share (in shares)															1
Exercise Price Other Equity Instruments Granted | € / shares															€ 8.65
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares															€ 6.85
Expected Volatility Other Equity Instruments Granted															46.72%
Average Life Other Equity Instruments Granted															5 years 6 months
Risk Free Interest Rate Other Equity Instruments Granted															1.00%
Expected Dividend Other Equity Instruments Granted | €															€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares															€ 2.51
BSA 2015-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																	70,000	70,000	70,000
Closing Balance, Exercisable																	70,000	70,000	70,000
Vesting Period Other Equity Instruments Granted														2 years
Number of free shares granted (in shares)														70,000			70,000	70,000	70,000
Share entitlement per free share (in shares)														1
Exercise Price Other Equity Instruments Granted | € / shares														€ 9.59
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares														€ 13.65
Expected Volatility Other Equity Instruments Granted														54.08%
Average Life Other Equity Instruments Granted														5 years 6 months
Risk Free Interest Rate Other Equity Instruments Granted														0.25%
Expected Dividend Other Equity Instruments Granted | €														€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares														€ 6.59
BSA 2015-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																	14,200	14,200	14,200
Closing Balance, Exercisable																	14,200	14,200	14,200
Vesting Period Other Equity Instruments Granted													2 years
Number of free shares granted (in shares)													14,200				14,200	14,200	14,200
Share entitlement per free share (in shares)													1
Exercise Price Other Equity Instruments Granted | € / shares													€ 14.05
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares													€ 13.64
Expected Volatility Other Equity Instruments Granted													47.83%
Average Life Other Equity Instruments Granted													5 years 6 months
Risk Free Interest Rate Other Equity Instruments Granted													0.25%
Expected Dividend Other Equity Instruments Granted | €													€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares													€ 4.73
BSA 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																	37,000	37,000	37,000
Closing Balance, Exercisable																	37,000	37,000	37,000
Vesting Period Other Equity Instruments Granted											2 years
Number of free shares granted (in shares)											37,000						37,000	37,000	37,000
Share entitlement per free share (in shares)											1
Exercise Price Other Equity Instruments Granted | € / shares											€ 11.00
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares											€ 10.41
Expected Volatility Other Equity Instruments Granted											61.74%
Average Life Other Equity Instruments Granted											6 years
Risk Free Interest Rate Other Equity Instruments Granted											0.20%
Expected Dividend Other Equity Instruments Granted | €											€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares											€ 0.57
BSA 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																	8,260	0	0
Closing Balance, Exercisable																	8,260	0	0
Vesting Period Other Equity Instruments Granted	2 years
Number of free shares granted (in shares)	40,000																40,000
Share entitlement per free share (in shares)	1
Exercise Price Other Equity Instruments Granted | € / shares	€ 2.31
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares	€ 1.31
Expected Volatility Other Equity Instruments Granted	50.00%
Average Life Other Equity Instruments Granted	5 years 6 months
Risk Free Interest Rate Other Equity Instruments Granted	2.40%
Expected Dividend Other Equity Instruments Granted | €	€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares	€ 1.21
BSAAR
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																	1,105,072	1,105,822	1,360,822	1,362,322
Closing Balance, Exercisable																	1,105,072	1,105,822	1,360,822
Number of free shares granted (in shares)																	0	0	0
BSAAR 2011
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																	0	0	255,000
Closing Balance, Exercisable																	0	0	255,000
Number of free shares granted (in shares)																	650,000	650,000	650,000
BSAAR 2012
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																	59,350	60,100	60,100
Closing Balance, Exercisable																	59,350	60,100	60,100
Number of free shares granted (in shares)																	146,050	146,050	146,050
BSAAR 2015
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																	1,045,722	1,045,722	1,045,722
Closing Balance, Exercisable																	1,045,722	1,045,722	1,045,722
Vesting Period Other Equity Instruments Granted													2 years
Number of free shares granted (in shares)													1,050,382				1,050,382	1,050,382	1,050,382
Share entitlement per free share (in shares)													1
Exercise Price Other Equity Instruments Granted | € / shares													€ 7.20
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares													€ 13.77
Expected Volatility Other Equity Instruments Granted													41.00%
Average Life Other Equity Instruments Granted													10 years
Risk Free Interest Rate Other Equity Instruments Granted													1.22%
Expected Dividend Other Equity Instruments Granted | €													€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares													€ 1.15